WARRANTY LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Warranty Liability Abstract
WARRANTY LIABILITY

Note 14 - WARRANTY LIABILITY

For the quarter ended September 30, 2022, and for the year ended December 31, 2021 there was no change in our warranty liability. We estimate our warranty liability based on past experiences and estimated replacement cost of material and labor to replace the critical turbine in the units that are still under warranty.

Note 13 - Warranty Liability

For the year ended December 31, 2021 and 2020 there was no change in our warranty liability.

We estimate our warranty liability based on past experiences and estimated replacement cost of material and labor to replace the critical turbine in the units that are still under warranty.